Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows - Additional Information (Detail) - Consolidated entities [member] - CNY (¥)
¥ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Standardized measure of discounted future net cash flows	¥ 1,024,526	¥ 756,811	¥ 1,061,375	¥ 1,595,704
Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Standardized measure of discounted future net cash flows	979,330	731,206	1,023,933
Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [Line Items]
Standardized measure of discounted future net cash flows	¥ 45,196	¥ 25,605	¥ 37,442